Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Fair Value Measurements
Schedule of financial assets that were accounted for at fair value on a recurring basis

As of December 31, 2025

				Total Fair
	Level 1	Level 2	Level 3	Value
Mutual funds	$368,463,156	$—	$—	$368,463,156
Common stock of plan sponsor	83,352,180	—	—	83,352,180
Self-directed brokerage	—	8,046,915	—	8,046,915
Total assets at fair value	$451,815,336	$8,046,915	$—	459,862,251
Investments valued using Net Asset Value (a)				13,659,977
				$473,522,228

As of December 31, 2024

				Total Fair
	Level 1	Level 2	Level 3	Value
Mutual funds	$327,318,655	$—	$—	$327,318,655
Common stock of plan sponsor	87,776,467	—	—	87,776,467
Self-directed brokerage	—	7,073,868	—	7,073,868
Total assets at fair value	$415,095,122	$7,073,868	$—	422,168,990
Investments valued using Net Asset Value (a)				14,869,236
				$437,038,226

(a)

In accordance with ASC Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalents) as a practical expedient have not been classified in the fair value hierarchy.